Note 13 - Income Taxes (Details Textual)	Jun. 30, 2021 CAD ($)
Country of domicile [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 25,325,000
Foreign countries [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 6,106,000